First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 31.9%
	Automobiles – 0.5%
85,302	Ford Motor Co. (a)	6.20%	06/01/59	$1,873,232
147,064	Ford Motor Co. (a)	6.00%	12/01/59	3,157,464
65,437	Ford Motor Co. (b)	6.50%	08/15/62	1,491,964
				6,522,660
	Banks – 1.5%
258,245	Bank of America Corp., Series KK (a)	5.38%	(c)	5,869,909
31,954	Bank of America Corp., Series NN	4.38%	(c)	583,160
4,875	Bank of America Corp., Series SS	4.75%	(c)	96,769
90,000	Citigroup, Inc., Series II (d)	6.25%	(c)	2,258,100
103,503	JPMorgan Chase & Co., Series LL (a)	4.63%	(c)	2,059,710
72,798	Pinnacle Financial Partners, Inc., Series C (a)	6.75%	(c)	1,811,214
29,666	Truist Financial Corp., Series R	4.75%	(c)	582,047
14,933	Wells Fargo & Co., Series Z (a)	4.75%	(c)	294,180
179,231	Wintrust Financial Corp., Series F (a) (e)	7.88%	(c)	4,762,168
				18,317,257
	Capital Markets – 4.5%
112,837	Affiliated Managers Group, Inc. (a)	5.88%	03/30/59	2,425,995
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	513,918
152,344	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,364,379
363,598	Affiliated Managers Group, Inc. (a)	6.75%	03/30/64	8,835,431
209,712	Bank of New York Mellon (The) Corp., Series K (a) (e)	6.15%	(c)	5,402,181
86,495	Brookfield Oaktree Holdings, LLC, Series A (a)	6.63%	(c)	1,884,726
66,360	Brookfield Oaktree Holdings, LLC, Series B (a)	6.55%	(c)	1,430,058
574,893	Carlyle Finance LLC	4.63%	05/15/61	9,974,394
44,837	DigitalBridge Group, Inc., Series H (a)	7.13%	(c)	861,319
174,620	DigitalBridge Group, Inc., Series I (a)	7.15%	(c)	3,403,344
105,723	DigitalBridge Group, Inc., Series J (a)	7.13%	(c)	2,039,397
258,989	KKR Group Finance Co., IX LLC	4.63%	04/01/61	4,534,897
24,854	Morgan Stanley, Series K (a)	5.85%	(c)	611,905
68,527	Morgan Stanley, Series Q (a)	6.63%	(c)	1,796,778
53,023	State Street Corp., Series G (a)	5.35%	(c)	1,242,329
291,721	TPG Operating Group II, L.P. (a)	6.95%	03/15/64	7,360,121
				54,681,172
	Consumer Finance – 0.0%
17,460	Capital One Financial Corp., Series I	5.00%	(c)	343,787
	Diversified REITs – 0.2%
84,783	Global Net Lease, Inc., Series A (a) (b)	7.25%	(c)	1,984,770
	Diversified Telecommunication Services – 0.6%
153,782	AT&T, Inc. (a)	5.35%	11/01/66	3,453,944
2,592	AT&T, Inc., Series A	5.00%	(c)	53,395
181,769	AT&T, Inc., Series C (a)	4.75%	(c)	3,508,142
				7,015,481
	Electric Utilities – 4.4%
998,199	NextEra Energy Capital Holdings, Inc., Series U (a) (b)	6.50%	06/01/85	25,553,894
8,671	Southern (The) Co.	5.25%	12/01/77	192,583
171,476	Southern (The) Co., Series 2020 (a)	4.95%	01/30/80	3,523,832
9,923	Southern (The) Co., Series C (b)	4.20%	10/15/60	181,492
950,185	Xcel Energy, Inc. (a) (b)	6.25%	10/15/85	23,659,606
				53,111,407

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services – 2.4%
291	Apollo Global Management, Inc. (e)	7.63%	09/15/53	$7,671
800,616	Corebridge Financial, Inc. (a) (b)	6.38%	12/15/64	19,142,728
414,129	Equitable Holdings, Inc., Series A (a)	5.25%	(c)	8,671,861
28,562	Voya Financial, Inc., Series B (a) (e)	5.35%	(c)	696,342
				28,518,602
	Food Products – 0.1%
10,333	CHS, Inc., Series 2	7.10%	(c)	262,975
27,327	CHS, Inc., Series 3 (a)	6.75%	(c)	685,361
				948,336
	Independent Power & Renewable Electricity Producers – 0.5%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	3,744,296
151,772	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	2,725,825
				6,470,121
	Insurance – 9.7%
665,060	AEGON Funding Co., LLC (a)	5.10%	12/15/49	13,394,308
35,711	Allstate (The) Corp., Series H (a)	5.10%	(c)	769,572
301,921	American National Group, Inc. (a)	7.38%	(c)	7,566,140
130,097	Arch Capital Group Ltd., Series G	4.55%	(c)	2,315,727
98,188	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	1,950,014
346,650	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	6,860,203
69,274	Assurant, Inc. (a)	5.25%	01/15/61	1,427,044
494,574	Athene Holding Ltd. (a) (e)	7.25%	03/30/64	12,502,831
87,400	Athene Holding Ltd., Series A (a) (e)	6.35%	(c)	2,165,772
464,543	Athene Holding Ltd., Series E (a) (e)	7.75%	(c)	12,013,082
6,577	Athene Holding Ltd., Series B	5.63%	(c)	130,553
156,506	CNO Financial Group, Inc. (a)	5.13%	11/25/60	3,015,871
740,669	Enstar Group Ltd., Series D (a) (e)	7.00%	(c)	17,776,056
408,344	F&G Annuities & Life, Inc. (a)	7.95%	12/15/53	10,474,024
811,957	F&G Annuities & Life, Inc. (a) (b)	7.30%	01/15/65	18,366,467
1,306	MetLife, Inc., Series F	4.75%	(c)	26,120
193,528	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,701,223
2,799	Prudential Financial, Inc.	5.63%	08/15/58	67,176
7,851	Reinsurance Group of America, Inc. (e)	7.13%	10/15/52	199,808
7,485	Reinsurance Group of America, Inc. (e)	5.75%	06/15/56	187,275
92,716	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	1,498,291
40,205	W.R. Berkley Corp. (a)	5.10%	12/30/59	837,068
				117,244,625
	Mortgage Real Estate Investment Trusts – 0.7%
7,920	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (f)	8.92%	(c)	201,802
124,414	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + 4.70% (a) (f)	8.63%	(c)	3,125,280
55,042	AGNC Investment Corp., Series H (a)	8.75%	(c)	1,428,340
37,874	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (a) (f)	8.92%	(c)	979,800
76,904	Annaly Capital Management, Inc., Series J (a)	8.88%	(c)	2,026,420
				7,761,642
	Multi-Utilities – 2.8%
62,193	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (a) (b) (f)	8.53%	07/01/79	1,608,311

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	$3,290,776
81,694	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,396,967
167,428	CMS Energy Corp. (a) (b)	5.88%	10/15/78	3,978,089
151,371	CMS Energy Corp. (a)	5.88%	03/01/79	3,640,473
737,339	DTE Energy Co., Series H (a)	6.25%	10/01/85	18,286,007
4,617	DTE Energy Co., Series E	5.25%	12/01/77	103,236
77,678	Sempra (a)	5.75%	07/01/79	1,747,755
				34,051,614
	Oil, Gas & Consumable Fuels – 0.2%
117,136	TransCanada PipeLines Ltd. (a)	6.25%	11/01/85	2,904,973
	Real Estate Management & Development – 0.7%
291,371	Brookfield Property Partners, L.P., Series A	5.75%	(c)	4,044,229
309,689	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	4,648,432
				8,692,661
	Specialized REITs – 0.2%
17,466	National Storage Affiliates Trust, Series A (a)	6.00%	(c)	366,961
70,483	Public Storage, Series L (a)	4.63%	(c)	1,345,520
				1,712,481
	Wireless Telecommunication Services – 2.9%
903,834	T-Mobile USA, Inc. (a) (b)	5.50%	03/01/70	20,688,760
640,322	T-Mobile USA, Inc. (a) (b)	5.50%	06/01/70	14,682,584
				35,371,344
	Total $25 Par Preferred Securities			385,652,933
	(Cost $405,359,731)
$1,000 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.7%
26,803	Wells Fargo & Co., Series L	7.50%	(c)	33,073,830
	(Cost $35,414,233)
$1,000,000 PAR PREFERRED SECURITIES – 1.0%
	Mortgage REITs – 1.0%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(c)	12,492,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 117.6%
	Banks – 71.5%
$9,400,000	Banco Bilbao Vizcaya Argentaria S.A. (e) (j)	7.75%	(c)	10,115,885
7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (e) (j)	9.38%	(c)	8,862,030
3,300,000	Banco de Credito e Inversiones S.A. (e) (j) (k)	8.75%	(c)	3,564,627
2,000,000	Banco de Credito e Inversiones S.A. (e) (j) (l)	8.75%	(c)	2,160,380
5,700,000	Banco Mercantil del Norte S.A. (e) (j) (k)	7.50%	(c)	5,895,573
8,000,000	Banco Mercantil del Norte S.A. (e) (j) (k)	7.63%	(c)	8,237,640
7,400,000	Banco Mercantil del Norte S.A. (e) (j) (k)	8.38%	(c)	7,987,597
5,400,000	Banco Mercantil del Norte S.A. (e) (j) (k)	8.75%	(c)	5,852,963
26,800,000	Banco Santander S.A. (a) (e) (j)	9.63%	(c)	29,763,785
15,600,000	Banco Santander S.A. (a) (e) (j)	9.63%	(c)	18,835,019
57,113,000	Bank of America Corp. (a) (e)	6.63%	(c)	59,377,302
21,040,000	Bank of Montreal (a) (e)	7.70%	05/26/84	22,386,076

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$16,100,000	Bank of Montreal (a) (e)	7.30%	11/26/84	$17,185,736
1,257,000	Bank of Montreal, Series 6 (a) (e)	6.88%	11/26/85	1,295,253
16,920,000	Bank of Nova Scotia (The) (e)	8.63%	10/27/82	17,925,979
19,466,000	Bank of Nova Scotia (The) (e)	8.00%	01/27/84	20,857,410
9,600,000	Bank of Nova Scotia (The) (e)	7.35%	04/27/85	10,063,258
6,420,000	Bank of Nova Scotia (The) (e)	6.88%	10/27/85	6,595,478
1,300,000	Barclays PLC (e) (j)	4.38%	(c)	1,265,354
5,300,000	Barclays PLC (e) (j)	7.63%	(c)	5,714,486
34,000,000	Barclays PLC (a) (e) (j)	8.00%	(c)	36,366,196
8,700,000	Barclays PLC (a) (e) (j)	9.63%	(c)	9,898,930
8,550,000	BBVA Mexico S.A. (b) (e) (j) (k)	5.88%	09/13/34	8,565,022
3,850,000	BBVA Mexico S.A. (e) (j) (k)	7.63%	02/11/35	4,072,308
9,900,000	BBVA Mexico S.A. (e) (j) (k)	8.45%	06/29/38	11,011,889
7,800,000	BNP Paribas S.A. (e) (j) (k)	4.63%	(c)	7,281,231
3,000,000	BNP Paribas S.A. (e) (j) (k)	7.38%	(c)	3,170,409
21,210,000	BNP Paribas S.A. (a) (e) (j) (k)	7.75%	(c)	22,539,718
8,860,000	BNP Paribas S.A. (a) (e) (j) (k)	8.00%	(c)	9,680,445
23,200,000	BNP Paribas S.A. (a) (e) (j) (k)	8.50%	(c)	24,856,225
4,000,000	BNP Paribas S.A. (a) (e) (j) (k)	9.25%	(c)	4,274,560
5,100,000	Canadian Imperial Bank of Commerce (a) (e)	6.95%	01/28/85	5,265,832
13,200,000	Canadian Imperial Bank of Commerce (a) (e)	7.00%	10/28/85	13,723,103
9,440,000	Citigroup, Inc. (a) (e)	6.63%	(c)	9,615,811
3,813,000	Citigroup, Inc., Series BB (a) (e)	7.20%	(c)	3,967,873
6,913,000	Citigroup, Inc., Series DD (a) (e)	7.00%	(c)	7,241,806
7,700,000	Citigroup, Inc., Series FF (a) (e)	6.95%	(c)	7,936,298
20,124,000	Citigroup, Inc., Series GG (a) (e)	6.88%	(c)	20,571,683
11,200,000	Citigroup, Inc., Series Z (a) (e)	7.38%	(c)	11,603,622
4,000,000	CoBank ACB (a) (e)	7.25%	(c)	4,108,308
6,895,000	CoBank ACB, Series K (a) (e)	6.45%	(c)	6,954,938
11,400,000	Commerzbank AG (a) (e) (j) (l)	7.50%	(c)	12,058,817
14,849,000	Credit Agricole S.A. (e) (j) (k)	6.70%	(c)	15,193,853
23,351,000	Credit Agricole S.A. (e) (j) (k)	7.13%	(c)	24,429,349
2,000,000	Farm Credit Bank of Texas (a) (e)	7.75%	(c)	2,097,044
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (e) (k)	6.20%	(c)	3,455,710
2,240,000	Farm Credit Bank of Texas, Series 6 (a) (e)	7.00%	(c)	2,331,974
9,200,000	First Citizens BancShares, Inc., Series D (a) (e)	7.00%	(c)	9,413,265
3,240,000	HSBC Holdings PLC (a) (e) (j)	6.88%	(c)	3,349,126
15,000,000	HSBC Holdings PLC (a) (e) (j)	6.95%	(c)	15,801,669
9,500,000	HSBC Holdings PLC (e) (j)	7.05%	(c)	9,908,443
25,100,000	HSBC Holdings PLC (a) (e) (j)	8.00%	(c)	26,427,941
14,792,000	Huntington Bancshares, Inc., Series K (a) (e)	6.25%	(c)	14,799,408
15,725,000	ING Groep N.V. (a) (e) (j)	7.00%	(c)	16,458,964
6,360,000	ING Groep N.V. (e) (j) (l)	7.25%	(c)	6,801,918
200,000	ING Groep N.V. (a) (e) (j) (l)	7.50%	(c)	208,956
7,085,000	ING Groep N.V. (a) (e) (j) (l)	8.00%	(c)	7,701,970
22,250,000	JPMorgan Chase & Co., Series NN (a) (e)	6.88%	(c)	23,514,979
2,800,000	Lloyds Banking Group PLC (e) (j)	6.63%	(c)	2,779,167
18,652,000	Lloyds Banking Group PLC (a) (e) (j)	8.00%	(c)	20,259,504
12,050,000	Mitsubishi UFJ Financial Group, Inc. (e) (j)	6.35%	(c)	12,345,177
7,370,000	NatWest Group PLC (e) (j)	8.13%	(c)	8,333,591
3,720,000	Nordea Bank Abp (e) (j) (k)	6.75%	(c)	3,823,799
4,534,000	PNC Financial Services Group (The), Inc., Series U (a) (e)	6.00%	(c)	4,565,842
14,390,000	PNC Financial Services Group (The), Inc., Series W (a) (e)	6.25%	(c)	14,874,454
16,150,000	Royal Bank of Canada (a) (e)	6.75%	08/24/85	16,708,677
10,410,000	Royal Bank of Canada (a) (e)	6.50%	11/24/85	10,364,100

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$20,300,000	Societe Generale S.A. (a) (e) (j) (k)	9.38%	(c)	$21,692,965
8,000,000	Societe Generale S.A. (a) (e) (j) (k)	10.00%	(c)	8,907,776
65,000	Standard Chartered PLC (e) (l)	7.01%	(c)	68,846
5,660,000	Sumitomo Mitsui Financial Group, Inc. (a) (e) (j)	6.60%	(c)	5,849,242
3,600,000	Swedbank AB (e) (j) (l)	7.75%	(c)	3,898,800
18,460,000	Toronto-Dominion Bank (The) (a) (e)	8.13%	10/31/82	19,350,215
7,900,000	Toronto-Dominion Bank (The) (a) (e)	6.35%	10/31/85	8,033,652
12,450,000	Wells Fargo & Co. (a) (e)	6.85%	(c)	13,028,234
				865,485,465
	Capital Markets – 8.2%
4,300,000	Ares Finance Co. III LLC (a) (b) (e) (k)	4.13%	06/30/51	4,253,854
2,700,000	Bank of New York Mellon (The) Corp. (a) (e)	5.95%	(c)	2,744,769
28,250,000	Credit Suisse Group AG, Claim (h) (i) (m) (n)			9,712,350
6,400,000	Credit Suisse Group AG, Claim (h) (i) (m) (n)			2,200,320
15,730,000	Credit Suisse Group AG, Claim (h) (i) (m) (n)			5,407,974
19,220,000	Credit Suisse Group AG, Claim (h) (i) (m) (n)			6,607,836
6,600,000	Deutsche Bank AG (e) (j) (l)	8.13%	(c)	7,120,659
4,002,000	Goldman Sachs Group (The), Inc., Series W (a) (e)	7.50%	(c)	4,236,368
22,724,000	Goldman Sachs Group (The), Inc., Series X (a) (e)	7.50%	(c)	24,001,339
5,400,000	Goldman Sachs Group (The), Inc., Series Y (a) (e)	6.13%	(c)	5,504,530
9,300,000	Nomura Holdings, Inc. (a) (e) (j)	7.00%	(c)	9,668,642
8,064,000	State Street Corp., Series I (a) (e)	6.70%	(c)	8,369,166
9,011,000	State Street Corp., Series J (a) (e)	6.70%	(c)	9,445,781
				99,273,588
	Diversified Telecommunication Services – 2.6%
19,502,000	Bell Canada (a) (b) (e)	7.00%	09/15/55	20,461,108
3,734,000	TELUS Corp. (b) (e)	6.63%	10/15/55	3,820,648
6,940,000	TELUS Corp. (a) (b) (e)	7.00%	10/15/55	7,261,577
				31,543,333
	Electric Utilities – 7.1%
11,170,000	American Electric Power Co., Inc. (a) (b) (e)	6.95%	12/15/54	11,974,206
14,283,000	American Electric Power Co., Inc., Series D (a) (b) (e)	6.05%	03/15/56	14,188,370
7,600,000	Duke Energy Corp. (a) (b) (e)	6.45%	09/01/54	7,955,061
7,350,000	Entergy Corp. (a) (e)	6.10%	06/15/56	7,347,601
7,140,000	EUSHI Finance, Inc. (a) (b) (e)	7.63%	12/15/54	7,514,150
11,000,000	EUSHI Finance, Inc. (a) (e)	6.25%	04/01/56	11,072,655
9,965,000	NextEra Energy Capital Holdings, Inc. (a) (e)	6.75%	06/15/54	10,593,064
4,860,000	NextEra Energy Capital Holdings, Inc. (a) (b) (e)	6.50%	08/15/55	5,111,933
9,400,000	Southern (The) Co., Series 2025 (a) (b) (e)	6.38%	03/15/55	9,807,995
				85,565,035
	Financial Services – 3.2%
15,000,000	American AgCredit Corp. (a) (e) (k)	5.25%	(c)	14,830,950
9,350,000	Capital Farm Credit ACA, Series 1 (a) (e) (k)	5.00%	(c)	9,353,273
3,800,000	Compeer Financial ACA (a) (e) (k)	4.88%	(c)	3,744,463
4,590,000	Compeer Financial ACA (a) (e) (k)	7.88%	(c)	4,739,014
5,530,000	Corebridge Financial, Inc. (a) (e)	6.88%	(c)	5,749,447
				38,417,147
	Food Products – 4.6%
6,000,000	Dairy Farmers of America, Inc. (a) (g)	7.13%	(c)	6,050,970
7,329,000	Land O’Lakes Capital Trust I (a) (b) (g)	7.45%	03/15/28	7,572,977

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$10,000,000	Land O’Lakes, Inc. (a) (k)	7.25%	(c)	$9,249,723
33,000,000	Land O’Lakes, Inc. (a) (k)	8.00%	(c)	33,122,209
				55,995,879
	Gas Utilities – 1.0%
6,820,000	AltaGas Ltd. (a) (b) (e) (k)	7.20%	10/15/54	7,096,626
5,505,000	Spire, Inc. (b) (e)	6.45%	06/01/56	5,560,539
				12,657,165
	Independent Power & Renewable Electricity Producers – 0.9%
11,233,000	AES (The) Corp. (a) (b) (e)	6.95%	07/15/55	10,989,827
	Insurance – 11.3%
7,400,000	Allianz SE (a) (e) (j) (k)	6.55%	(c)	7,706,945
5,570,000	American National Group, Inc. (a) (e)	7.00%	12/01/55	5,629,293
16,785,000	Assurant, Inc. (a) (b) (e)	7.00%	03/27/48	17,291,262
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (e) (k)	6.40%	12/15/66	4,842,906
7,200,000	CNP Assurances S.A. (e) (j) (l)	4.88%	(c)	6,855,140
15,300,000	Fortegra Financial Corp. (a) (b) (e) (g)	8.50%	10/15/57	15,236,658
7,563,000	Global Atlantic Fin Co. (a) (b) (e) (k)	7.95%	10/15/54	7,823,311
8,781,000	Global Atlantic Fin Co. (a) (b) (e) (k)	7.25%	03/01/56	8,855,770
29,237,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (f) (k)	6.24%	02/12/47	27,897,332
8,183,000	Kuvare US Holdings, Inc. (a) (e) (k)	7.00%	02/17/51	8,172,541
2,465,000	Liberty Mutual Group, Inc. (k)	4.30%	02/01/61	1,654,066
10,900,000	Meiji Yasuda Life Insurance Co. (a) (b) (e) (k)	6.10%	06/11/55	11,224,602
2,559,000	MetLife, Inc., Series G (a) (e)	6.35%	03/15/55	2,688,836
2,442,000	Nationwide Financial Services Capital Trust (b) (n)	7.90%	03/01/37	2,745,003
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,932,437
4,796,000	Nippon Life Insurance Co. (a) (b) (e) (k)	6.50%	04/30/55	5,134,502
				136,690,604
	Multi-Utilities – 4.1%
450,000	CenterPoint Energy, Inc., Series B (b) (e)	6.85%	02/15/55	477,593
16,470,000	Dominion Energy, Inc. (a) (e)	6.63%	05/15/55	16,941,619
8,693,000	Dominion Energy, Inc. (a) (e)	6.20%	02/15/56	8,726,891
1,688,000	Dominion Energy, Inc., Series A (a) (e)	6.88%	02/01/55	1,758,595
4,165,000	Dominion Energy, Inc., Series B (b) (e)	7.00%	06/01/54	4,505,830
7,000,000	NiSource, Inc. (a) (b) (e)	6.38%	03/31/55	7,236,747
10,215,000	Sempra (a) (b) (e)	6.40%	10/01/54	10,338,969
				49,986,244
	Oil, Gas & Consumable Fuels – 1.6%
2,500,000	Enbridge, Inc. (a) (b) (e)	7.63%	01/15/83	2,728,285
11,415,000	Enbridge, Inc. (a) (b) (e)	8.50%	01/15/84	13,065,860
3,916,000	Energy Transfer, L.P., Series G (a) (e)	7.13%	(c)	4,056,224
				19,850,369
	Trading Companies & Distributors – 0.7%
8,300,000	Air Lease Corp., Series D (a) (e)	6.00%	(c)	8,020,938

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 0.8%
$8,687,000	Rogers Communications, Inc. (a) (e)	7.13%	04/15/55	$9,113,352
	Total Capital Preferred Securities			1,423,588,946
	(Cost $1,406,551,009)

	Total Investments – 153.2%	1,854,807,709
	(Cost $1,863,314,973)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.3)%
(100,000,000)	Scotia Bank, due 4/18/26, 1 month CME Term SOFR + CSA + 65bps	(100,000,000)
	Outstanding Loan – (46.4)%	(561,175,000)
	Net Other Assets and Liabilities – 1.5%	16,948,662
	Net Assets – 100.0%	$1,210,581,371

(a)	All or a portion of this security serves as collateral on the outstanding loan. At January 31, 2026, the segregated value of these securities amounts to $892,349,799.
(b)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At January 31, 2026, securities noted as such are valued at $157,962,429.

(c)	Perpetual maturity.
(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(e)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(f)	Floating or variable rate security.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (see Restricted Securities table).

(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $36,420,480 or 3.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(j)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2026, securities noted as such amounted to $507,554,687 or 27.10% of managed assets. Of these securities, 11.3% originated in emerging markets, and 88.7% originated in foreign markets.

(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At January 31, 2026, securities noted as such amounted to $374,195,746 or 30.9% of net assets.

(l)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(m)	Claim pending with the administrative court of Switzerland.
(n)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Country Allocation†	% of Total Investments
United States	54.9%
Canada	13.2
France	8.0
United Kingdom	7.6
Spain	3.6
Mexico	2.8
Japan	2.4
Bermuda	2.3
Netherlands	1.7
Germany	1.5
Switzerland	1.3
Chile	0.3
Sweden	0.2
Finland	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$18,317,257	$16,059,157	$2,258,100	$—
Insurance	117,244,625	95,767,346	21,477,279	—
Other Industry Categories*	250,091,051	250,091,051	—	—
$1,000 Par Preferred Securities*	33,073,830	33,073,830	—	—
$1,000,000 Par Preferred Securities*	12,492,000	—	—	12,492,000
Capital Preferred Securities:
Capital Markets	99,273,588	—	75,345,108	23,928,480
Other Industry Categories*	1,324,315,358	—	1,324,315,358	—
Total Investments	$1,854,807,709	$394,991,384	$1,423,395,845	$36,420,480

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of January 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
$1,000,000 Par Preferred Securities	$12,360,000
Capital Preferred Securities	23,872,800
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation:
$1,000,000 Par Preferred Securities	132,000
Capital Preferred Securities	55,680
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2026
$1,000,000 Par Preferred Securities	12,492,000
Capital Preferred Securities	23,928,480
Total Level 3 holdings	$36,420,480
There was a net change of $187,680 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2026.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Par Amount/ Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$100.85	$6,000,000	$6,050,970	0.50%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	99.59	15,343,953	15,236,658	1.26
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,041,000	15,990,000	12,492,000	1.03
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	103.33	7,481,008	7,572,977	0.63
				$44,814,961	$41,352,605	3.42%